Short-Term Investments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Investments [Abstract]
Unrealized gain (loss) from investment		$ 939,352	$ (398,654)	$ 1,359
Realized gain from investment	[1]	$ 692,399

[1]	It included $318,359 and $374,040 realized fair value gain from the redemption of the Company’s investment in Stable Income Fund SP and the sales of equity investments in the year ended December 31, 2025, respectively.